Goodwill	12 Months Ended
Feb. 28, 2022
Goodwill [Abstract]
GOODWILL

8. GOODWILL

Goodwill is allocated to the following cash generating units (CGUs): Cartrack - Mozambique, Portugal, Spain and Other and Karooooo Logistics.

		Cartrack				Karooooo
Figures in Rand thousands	Note	Mozambique	Portugal	Spain	Other	Logistics	Total

At March 1, 2020		67,984	30,377	21,532	11,610	–	131,503
Translation adjustments		(10,752)	1,815	1,286	300	–	(7,351)
At February 28, 2021		57,232	32,192	22,818	11,910	–	124,152
Acquisition of subsidiary	28	–	–	–	–	58,314	58,314
Translation adjustments		7,849	(2,028)	(1,437)	(466)	–	3,918
At February 28, 2022		65,081	30,164	21,381	11,444	58,314	186,384

Impairment testing

The Group performs its annual impairment test at the end of each financial year, or more frequently if there are indications that goodwill may be impaired. No impairment was identified in the current financial year which is consistent with the conclusions reached in 2021.

The Group considers the relationship between its market capitalization and its equity attributable to equity holders of the parent, among other factors, when performing the annual test of impairment. At February 28, 2022, the market capitalization of the Group exceeded the value of equity by ZAR 12.6 billion (2021: ZAR 17.0 billion).

The recoverable amount of each cash-generating unit (CGU) with the exception of the Other CGUs is determined using a discounted cash flow valuation technique, which requires the use of various estimates. Each of the cash flow projections are based on forecasts over a five-year period, which have been approved by senior management. The Other CGUs are valued on an earnings multiple basis.

In ascertaining the recoverable amount for the Karooooo Logistics segment, the Group was of the view that the total consideration paid was representative of Picup Technologies Proprietary Limited’s (“Picup”) fair value less costs of disposal, as the acquisition of Picup was completed in September 2021. There were no significant events since the date of acquisition to the financial year ended February 28, 2022 that would have resulted in a significant reduction of its fair value. Accordingly, the recoverable amount approximates the carrying amount as of February 28, 2022 and goodwill arising from the acquisition of Picup was not impaired.

The key estimates used for the value in use calculations and sensitivity to changes in assumptions are as follows:

		As of February 28
Key estimates	CGU	2022	2021
Revenue growth rate
This is the average annual compound growth rate in revenue that is derived from management’s forecast and is based on external available information, such as GDP and industry growth rate within the region.	Mozambique	17%	11%
	Portugal	10%	10%
	Spain	16%	16%

The growth rate applied for revenue is considered to be the main driver of profitability and hence free cash flow. CGUs are at different maturity levels in their business cycles and hence will reflect considerably different growth rates. The various geographical markets the CGUs operate within also have differences in their economies which have been taken into consideration. The growth rate determined by management is based on historical data from both external and internal sources and is consistent with reported global telematics growth forecasts for the medium to long term and with the assumptions that a market participant would make.

Terminal growth rate
The estimated rate of growth after the five-year forecast period. This rate is informed primarily by external forecasts about economic activity by region. Changes in these rates are reflective of changes in market views on the economic growth in those regions.	Mozambique	8%	9%
	Portugal	1%	1%
	Spain	1%	1%

Discount rate
The rate reflects the specific risks relating to the country and industry in which the entity operates. These rates were determined using externally available information. The rates were determined using the Capital Asset pricing model and adjusting for risk. The rate is a pre-tax rate and the value in use has been determined on a pre-tax basis.	Mozambique	30%	31%
	Portugal	16%	17%
	Spain	17%	20%

Sensitivity analysis

The Group has applied a 50 basis point (2021: 50 basis point) increase and decrease to the revenue growth rates, terminal growth rates and discount rates used in the impairment testing. For Spain and Portugal, it does not result in impairment. However, for Mozambique, an increase of the discount rate or decrease of revenue growth rate by 50 basis point would result in an immaterial impairment.